CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated deficits CNY (¥)	Accumulated deficits USD ($)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2017	¥ 54		¥ 61,326		¥ (23,101)		¥ (1,030,237)		¥ (991,958)
Balance (in shares) at Dec. 31, 2017 | shares	1,758,769,820	1,758,769,820
Changes in equity
Net loss							(10,217,125)		(10,217,125)
Foreign currency translation difference					1,058,884				1,058,884
Deemed distribution to certain holders of convertible preferred shares							(80,496)		(80,496)
Conversion of convertible preferred shares to ordinary shares	¥ 67		10,950,438						10,950,505
Conversion of convertible preferred shares to ordinary shares (in shares) | shares	2,075,502,060	2,075,502,060
Follow-on offering	¥ 13		11,523,618						11,523,631
Follow-on offering (in shares) | shares	366,943,308	366,943,308
Share-based compensation	¥ 8		6,579,145						6,579,153
Share-based compensation (in shares) | shares	254,473,500	254,473,500
Balance at end of the year at Dec. 31, 2018	¥ 142		29,114,527		1,035,783		(11,327,858)		18,822,594
Balance (in shares) at Dec. 31, 2018 | shares	4,455,688,688	4,455,688,688
Changes in equity
Net loss							(6,967,603)		(6,967,603)
Foreign currency translation difference					412,447				412,447
Follow-on offering	¥ 6		7,993,822						7,993,828
Follow-on offering (in shares) | shares	193,740,000	193,740,000
Equity component of convertible bonds			1,827,894						¥ 1,827,894
Shares issued to depository bank (in shares) | shares	600,000	600,000
Restricted share units vested (in shares) | shares	567,636	567,636							567,636	567,636
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(567,636)	(567,636)
Share-based compensation			2,557,706						¥ 2,557,706
Balance at end of the year at Dec. 31, 2019	¥ 148		41,493,949		1,448,230		(18,295,461)		24,646,866
Balance (in shares) at Dec. 31, 2019 | shares	4,650,028,688	4,650,028,688
Changes in equity
Net loss							(7,179,742)		(7,179,742)	$ (1,100,344)
Foreign currency translation difference					(2,495,958)				(2,495,958)	$ (382,522)
Follow-on offering	¥ 5		26,805,433						26,805,438
Follow-on offering (in shares) | shares	132,020,000	132,020,000
Issuance of ordinary shares for private placements	¥ 5		11,063,334						11,063,339
Issuance of ordinary shares for private placements (in shares) | shares	150,810,912	150,810,912
Equity component of convertible bonds			3,405,360						¥ 3,405,360
Shares issued to depository bank (in shares) | shares	12,050,000	12,050,000							12,650,000	12,650,000
Restricted share units vested (in shares) | shares	4,950,492	4,950,492
Settlement of share-based compensation with shares held by depository bank (in shares) | shares	(4,950,492)	(4,950,492)
Conversion of the convertible bonds into ordinary shares	¥ 1		317,541						¥ 317,542
Conversion of the convertible bonds into ordinary shares (in shares) | shares	9,900,368	9,900,368
Share-based compensation			3,613,043						3,613,043
Balance at end of the year at Dec. 31, 2020	¥ 159	$ 24	¥ 86,698,660	$ 13,287,151	¥ (1,047,728)	$ (160,571)	¥ (25,475,203)	$ (3,904,246)	¥ 60,175,888	$ 9,222,358
Balance (in shares) at Dec. 31, 2020 | shares	4,954,809,968	4,954,809,968